Segmented Information	9 Months Ended
Jul. 31, 2025
Segmented Information [abstract]
Segmented Information
NOTE 18: SEGMENTED INFORMATION
For management reporting purposes, the Bank

reports its results from business operations

and activities under four key business

segments:

Canadian Personal
and Commercial Banking, U.S. Retail, Wealth Management

and Insurance, and Wholesale Banking.

The Bank’s other activities are grouped into the

Corporate
segment.
Canadian Personal and Commercial

Banking provides financial products and services

to personal, small business and commercial

customers, and includes
TD Auto Finance Canada. U.S. Retail is comprised

of personal and business banking in

the U.S., TD Auto Finance U.S., and the

U.S. wealth business.

On
February 12, 2025, the Bank sold its entire remaining

equity investment in Schwab.

Prior to the sale, the Bank's investment in Schwab

was reported in the
U.S. Retail segment,

refer to Note 7 for further details.

Wealth Management and Insurance includes the

Canadian wealth business which provides

investment
products and services to institutional and retail

investors, and the insurance business which

provides property and casualty insurance,

as well as life and health
insurance products to customers across

Canada. Wholesale Banking provides a wide

range of capital markets, investment banking,

and corporate banking
products and services,

including underwriting and distribution

of new debt and equity issues, providing

advice on strategic acquisitions and divestitures,

and
meeting the daily trading, funding, and investment

needs of the Bank’s clients. The Corporate

segment includes the effects of certain asset securitization programs, treasury management, elimination

of taxable equivalent adjustments and other

management reclassifications, corporate level

tax items, and residual
unallocated revenue and expenses. Effective

the first quarter of 2025, certain U.S. governance

and control investments, including costs

for U.S. BSA/AML
remediation, previously reported in the Corporate

segment are now reported in the U.S.

Retail segment. Comparative amounts have been

reclassified to conform
with the presentation adopted in the current period.
The following table summarizes the segment

results for the three and nine months ended

July 31, 2025 and July 31, 2024.
Results by Business Segment 1
(millions of Canadian dollars)
Canadian

Wealth
Personal and Management
Commercial Banking U.S. Retail and Insurance Wholesale Banking 2 Corporate 2 Total
For the three months ended July 31
2025 2024 2025 2024 2025 2024 2025 2024 2025 2024 2025 2024
Net interest income (loss) $ 4,239 $ 3,994 $ 3,101 $ 2,936 $ 373 $ 316 $ 110 $ (26) $ 703 $ 359 $ 8,526 $ 7,579
Non-interest income (loss) 1,002 1,009 376 616 3,300 3,033 1,953 1,821 140 118 6,771 6,597
Total revenue 5,241 5,003 3,477 3,552 3,673 3,349 2,063 1,795 843 477 15,297 14,176
Provision for (recovery of)
credit losses 463 435 317 378 – – 71 118 120 141 971 1,072
Insurance service expenses – – – – 1,563 1,669 – – – – 1,563 1,669
Non-interest expenses

2,066 1,967 2,381 5,664 1,155 1,104 1,493 1,310 1,427 967 8,522 11,012
Income (loss) before income taxes

and share of net income from
investment in Schwab 2,712 2,601 779 (2,490) 955 576 499 367 (704) (631) 4,241 423
Provision for (recovery of)
income taxes

759 729 19 87 252 146 101 50 (226) (218) 905 794
Share of net income from
investment in Schwab 3,4 – – – 178 – – – – – 12 – 190
Net income (loss) $ 1,953 $ 1,872 $ 760 $ (2,399) $ 703 $ 430 $ 398 $ 317 $ (478) $ (401) $ 3,336 $ (181)
For the nine months ended July 31
2025 2024 2025 2024 2025 2024 2025 2024 2025 2024 2025 2024
Net interest income (loss) $ 12,397 $ 11,639 $ 9,203 $ 8,676 $ 1,104 $ 905 $ 48 $ 361 $ 1,765 $ 951 $ 24,517 $ 22,532
Non-interest income (loss) 2,984 3,087 (351) 1,826 9,670 8,693 6,144 5,154 9,319 417 27,766 19,177
Total revenue 15,381 14,726 8,852 10,502 10,774 9,598 6,192 5,515 11,084 1,368 52,283 41,709
Provision for (recovery of)
credit losses 1,606 1,325 1,210 1,143 – – 266 183 442 493 3,524 3,144
Insurance service expenses – – – – 4,487 4,283 – – – – 4,487 4,283
Non-interest expenses

6,204 5,908 7,099 10,817 3,459 3,178 4,489 4,240 3,480 3,300 24,731 27,443
Income (loss) before income taxes

and share of net income from
investment in Schwab 7,571 7,493 543 (1,458) 2,828 2,137 1,437 1,092 7,162 (2,425) 19,541 6,839
Provision for (recovery of)
income taxes

2,119 2,097 (402) 119 738 531 321 209 (188) (799) 2,588 2,157
Share of net income from
investment in Schwab 3,4 – – 277 555 – – – – 28 (30) 305 525
Net income (loss) $ 5,452 $ 5,396 $ 1,222 $ (1,022) $ 2,090 $ 1,606 $ 1,116 $ 883 $ 7,378 $ (1,656) $ 17,258 $ 5,207
The retailer program partners’ share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in
Non-interest expenses, resulting in no impact to Corporate reported Net income (loss). Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.
2

Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB). The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate
segment.

3

The after-tax amounts for amortization of acquired intangibles, the Bank’s share of acquisition and integration charges associated with Schwab’s acquisition of TD Ameritrade, the Bank’s share of Schwab’s restructuring charges, and the Bank’s share of Schwab’s Federal

Deposit Insurance Corporation special assessment charge were recorded in the Corporate segment.
4

The Bank’s share of Schwab’s earnings was reported with a one-month lag. Refer to

Note 7 for further details.
Total Assets by Business Segment
(millions of Canadian dollars) Canadian Wealth
Personal and Management Wholesale
Commercial Banking U.S. Retail and Insurance Banking Corporate
Total

As at July 31, 2025
Total assets $ 606,169 $ 528,372 $ 23,409 $ 716,640 $ 160,572 $ 2,035,162
As at October 31, 2024
Total assets $ 584,468 $ 606,572 $ 23,217 $ 686,795 $ 160,699 $ 2,061,751